Consolidated Statements of Operations and Total Comprehensive Loss (USD $)	3 Months Ended		9 Months Ended		12 Months Ended		138 Months Ended	147 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012	Sep. 30, 2013
Gross revenue	$ 178,475	$ 165,538	$ 938,080	$ 568,994	$ 834,250	$ 713,028	$ 3,492,855	$ 4,430,935
Selling, general, administrative expenses	(1,943,814)	(1,508,068)	(6,015,077)	(5,205,388)	(5,218,760)	(5,245,985)	(25,872,120)	(28,723,038)
Research and development expense	(658,880)	(722,352)	(2,367,014)	(2,723,129)	(4,595,830)	(6,242,855)	(22,597,640)	(28,128,813)
Loss from operations	(2,424,219)	(2,064,882)	(7,444,011)	(7,359,523)	(8,980,340)	(10,775,812)	(44,976,905)	(52,420,916)
Other income (expense):
Interest and exchange income (expense)	573	(2,369)	6,997	(6,169)	(8,657)	8,117	42,918	49,915
Interest expense	(131,277)	(138,621)	(464,095)	(367,309)	(541,844)	(729,637)	(2,030,454)	(2,494,549)
Gain on debt settlement	0	0	0	0	0	0	13,834	13,834
Loss on asset disposal	0	(25,103)	(15,773)	(25,103)	(418)	0	(24,071)	(39,844)
Total other income (expense)	(130,704)	(166,093)	(472,871)	(398,581)	(550,919)	(721,520)	(1,997,773)	(2,470,644)
Loss before income taxes	(2,554,923)	(2,230,975)	(7,916,882)	(7,758,104)	(9,531,259)	(11,497,332)	(46,974,678)	(54,891,560)
Income taxes	0	0	0	0	0	0	0	0
Net loss	(2,554,923)	(2,230,975)	(7,916,882)	(7,758,104)	(9,531,259)	(11,497,332)	(46,974,678)	(54,891,560)
Foreign currency translation adjustment	5,797	2,136	6,487	(19,944)	(21,222)	18,617	(6,403)	84
Total comprehensive loss	$ (2,549,126)	$ (2,228,839)	$ (7,910,395)	$ (7,778,048)	$ (9,552,481)	$ (11,478,715)	$ (46,981,081)	$ (54,891,476)
Net loss per share - basic and diluted (in dollars per share)	$ (0.06)	$ (0.08)	$ (0.19)	$ (0.27)	$ (0.33)	$ (0.55)	$ (4.34)	$ (4.33)
Weighted average number of shares outstanding - basic and diluted (in shares)	43,952,003	29,245,418	41,122,424	28,442,560	28,953,072	20,925,458	10,821,728	12,675,003